Expense Example - UltraShort International ProFund	Investor 1 Year	Investor 3 Years	Investor 5 Years	Investor 10 Years	Service 1 Year	Service 3 Years	Service 5 Years	Service 10 Years
USD ($)	181	839	1,522	3,345	281	1,133	1,999	4,233